UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 00781 )

Exact name of registrant as specified in charter: The Putnam Fund for Growth and Income

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: October 31, 2007

Date of reporting period: January 31, 2007

Item 1. Schedule of Investments:

The Putnam Fund for Growth and Income

The fund's portfolio
1/31/07 (Unaudited)

COMMON STOCKS (99.7%)(a)
	Shares	Value

Advertising and Marketing Services (0.2%)
Omnicom Group, Inc.	315,000	$33,138,000

Aerospace and Defense (2.1%)
Boeing Co. (The)	252,200	22,587,032
Lockheed Martin Corp.	1,765,200	171,559,788
United Technologies Corp.	1,754,600	119,347,892
		313,494,712

Airlines (0.7%)
Southwest Airlines Co.	6,589,607	99,503,066

Automotive (0.8%)
Ford Motor Co. (S)	14,217,000	115,584,210

Banking (8.1%)
Bank of America Corp.	12,860,892	676,225,701
Commerce Bancorp, Inc.	3,679,600	124,296,888
PNC Financial Services Group	460,200	33,948,954
U.S. Bancorp	6,770,700	241,036,920
Wells Fargo & Co. (S)	4,280,284	153,747,801
		1,229,256,264

Beverage (1.4%)
Coca-Cola Enterprises, Inc.	3,766,000	77,278,320
Molson Coors Brewing Co. Class B	1,348,100	108,926,480
Pepsi Bottling Group, Inc. (The)	1,000,000	31,630,000
		217,834,800

Biotechnology (0.5%)
Biogen Idec, Inc. (NON)	1,620,000	78,310,800

Building Materials (1.1%)
Masco Corp. (S)	5,234,500	167,451,655

Chemicals (1.7%)
E.I. du Pont de Nemours & Co.	2,756,500	136,612,140
Huntsman Corp. (NON)	602,800	12,604,548
Rohm & Haas Co.	2,090,557	108,834,397
		258,051,085

Commercial and Consumer Services (0.4%)
Dun & Bradstreet Corp. (The) (NON)	675,000	57,375,000

Communications Equipment (1.2%)
Cisco Systems, Inc. (NON)	1,891,357	50,291,183
Corning, Inc. (NON)	3,470,600	72,327,304
Qualcomm, Inc.	1,682,100	63,347,886
		185,966,373

Computers (2.4%)
Dell, Inc. (NON)	2,196,200	53,257,850
EMC Corp. (NON)	3,452,525	48,300,825
Hewlett-Packard Co.	929,200	40,215,776
IBM Corp.	2,302,600	228,302,790
		370,077,241

Conglomerates (4.2%)
3M Co.	2,765,000	205,439,500
Honeywell International, Inc.	2,004,300	91,576,467
Textron, Inc.	1,407,300	131,118,141
Tyco International, Ltd. (Bermuda)	6,793,670	216,582,200
		644,716,308

Consumer Finance (4.2%)
Capital One Financial Corp. (S)	3,945,700	317,234,280
Countrywide Financial Corp. (S)	7,366,074	320,276,898
		637,511,178

Consumer Goods (1.2%)
Clorox Co.	1,390,000	90,933,800
Eastman Kodak Co. (S)	3,714,363	96,053,427
		186,987,227

Consumer Services (0.1%)
Service Corporation International	1,285,600	13,691,640

Containers (0.1%)

Crown Holdings, Inc. (NON)	647,300	14,285,911

Electric Utilities (3.4%)
Edison International	4,076,068	183,341,539
Entergy Corp.	1,055,505	98,003,639
Exelon Corp.	185,000	11,098,150
PG&E Corp.	4,434,100	206,983,788
Sierra Pacific Resources (NON)	1,350,700	22,988,914
		522,416,030

Electrical Equipment (0.5%)
Emerson Electric Co.	1,500,000	67,455,000

Electronics (1.8%)
Intel Corp.	4,952,799	103,810,667
Motorola, Inc.	4,995,000	99,150,750
National Semiconductor Corp. (S)	2,795,000	64,648,350
		267,609,767

Energy (0.8%)
BJ Services Co.	2,870,000	79,384,200
Pride International, Inc. (NON)	1,475,000	42,494,750
		121,878,950

Financial (7.7%)
AMBAC Financial Group, Inc. (S)	983,170	86,617,277
Citigroup, Inc. (S)	13,889,380	765,721,515
JPMorgan Chase & Co.	1,130,300	57,566,179
MGIC Investment Corp. (S)	2,787,700	172,056,844
SLM Corp.	2,000,000	91,920,000
		1,173,881,815

Food (0.4%)
Tyson Foods, Inc. Class A (S)	3,742,886	66,436,227

Health Care Services (3.0%)
Cardinal Health, Inc.	1,614,700	115,321,874
Caremark Rx, Inc.	885,000	54,215,100
CIGNA Corp.	540,100	71,509,240
Express Scripts, Inc. (NON)	755,000	52,487,600
Lincare Holdings, Inc. (NON) (S)	1,095,000	43,088,250
McKesson Corp.	431,800	24,072,850
Medco Health Solutions, Inc. (NON)	1,005,000	59,506,050
Omnicare, Inc. (S)	855,000	34,362,450
		454,563,414

Homebuilding (1.3%)
Lennar Corp.	2,334,140	126,930,533
Toll Brothers, Inc. (NON)	2,170,000	73,411,100
		200,341,633

Household Furniture and Appliances (0.7%)
Whirlpool Corp. (S)	1,113,300	101,789,019

Insurance (9.2%)
ACE, Ltd. (Bermuda)	2,261,600	130,675,248
American International Group, Inc.	5,124,400	350,765,180
Berkshire Hathaway, Inc. Class B (NON)	93,013	341,111,226
Chubb Corp. (The)	1,275,175	66,360,107
Everest Re Group, Ltd. (Barbados) (S)	1,182,120	110,646,432
Genworth Financial, Inc. Class A (S)	6,101,565	212,944,619
Loews Corp.	840,000	36,506,400
Prudential Financial, Inc. (S)	1,626,300	144,952,119
		1,393,961,331

Investment Banking/Brokerage (5.1%)
Bear Stearns Cos., Inc. (The)	1,526,105	251,578,409
E*Trade Financial Corp. (NON)	4,230,000	103,127,400
Goldman Sachs Group, Inc. (The)	647,441	137,361,083
Morgan Stanley	3,352,756	277,574,669
		769,641,561

Leisure (0.7%)
Brunswick Corp. (S)	3,307,550	112,820,531

Lodging/Tourism (1.1%)
Carnival Corp. (S)	483,000	24,903,480
Royal Caribbean Cruises, Ltd.	1,733,200	77,872,676
Wyndham Worldwide Corp. (NON)	2,154,158	67,209,730
		169,985,886

Machinery (2.7%)
Caterpillar, Inc.	2,040,000	130,702,800
Deere (John) & Co.	1,117,786	112,091,580
Ingersoll-Rand Co., Ltd. Class A (Bermuda)	555,400	23,815,552
Parker-Hannifin Corp.	1,738,500	143,878,260

		410,488,192

Manufacturing (0.2%)
ITT Corp. (S)	590,000	35,193,500

Medical Technology (1.7%)
Baxter International, Inc.	862,700	42,841,682
Becton, Dickinson and Co.	750,700	57,758,858
Boston Scientific Corp. (NON)	4,484,187	82,733,250
Hospira, Inc. (NON)	2,065,000	75,950,700
		259,284,490

Metals (1.1%)
Freeport-McMoRan Copper & Gold, Inc. Class B (S)	2,361,900	135,832,869
Phelps Dodge Corp.	184,300	22,779,480
		158,612,349

Natural Gas Utilities (0.1%)
Southern Union Co.	401,695	11,171,138

Oil & Gas (7.4%)
Apache Corp.	1,047,400	76,428,778
BP PLC ADR (United Kingdom)	1,625,000	103,203,750
Devon Energy Corp.	438,500	30,734,465
Exxon Mobil Corp.	5,034,695	373,070,900
Hess Corp.	2,784,614	150,341,310
Marathon Oil Corp.	2,210,500	199,696,570
Newfield Exploration Co. (NON)	2,306,643	98,747,387
Valero Energy Corp.	967,000	52,488,760
XTO Energy, Inc.	890,000	44,918,300
		1,129,630,220

Pharmaceuticals (4.6%)
Barr Pharmaceuticals, Inc. (NON)	1,117,700	59,819,304
Eli Lilly Co.	1,500,000	81,180,000
Johnson & Johnson	1,615,000	107,882,000
Mylan Laboratories, Inc.	1,458,900	32,300,046
Pfizer, Inc.	15,980,900	419,338,816
		700,520,166

Photography/Imaging (0.1%)
Xerox Corp. (NON)	700,400	12,046,880

Publishing (0.8%)
Idearc, Inc. (NON) (S)	3,061,975	99,269,230
R. R. Donnelley & Sons Co.	633,500	23,502,850
		122,772,080

Railroads (0.1%)
Norfolk Southern Corp.	422,200	20,962,230

Regional Bells (2.9%)
Qwest Communications International, Inc. (NON) (S)	10,034,072	81,777,687
Verizon Communications, Inc.	9,203,959	354,536,501
		436,314,188

Restaurants (0.2%)
McDonald's Corp.	513,200	22,760,420

Retail (4.3%)
Big Lots, Inc. (NON) (S)	869,398	22,543,490
Circuit City Stores-Circuit City Group (S)	4,991,000	101,866,310
Dollar General Corp. (S)	2,350,000	39,809,000
Family Dollar Stores, Inc.	1,310,000	42,444,000
Federated Department Stores, Inc.	2,980,000	123,640,200
Home Depot, Inc. (The) (S)	4,875,450	198,625,833
OfficeMax, Inc.	497,800	24,038,762
Ross Stores, Inc. (S)	2,447,500	79,274,525
Supervalu, Inc.	629,700	23,916,006
		656,158,126

Schools (1.0%)
Apollo Group, Inc. Class A (NON)	3,124,654	135,609,984
Career Education Corp. (NON)	442,100	12,675,007
		148,284,991

Software (1.4%)
McAfee, Inc. (NON)	2,134,017	62,441,337
Oracle Corp. (NON)	3,825,800	65,650,728
Symantec Corp. (NON) (S)	4,849,600	85,886,416
		213,978,481

Staffing (0.3%)
Hewitt Associates, Inc. Class A (NON)	1,915,000	51,590,100

Technology Services (0.4%)

Computer Sciences Corp. (NON)	1,020,000	53,509,200

Telecommunications (1.1%)
Embarq Corp.	223,965	12,432,297
Sprint Nextel Corp.	9,046,855	161,305,425
		173,737,722

Telephone (1.5%)
AT&T, Inc.	6,100,000	229,543,000

Textiles (0.4%)
Jones Apparel Group, Inc.	1,925,000	65,758,000

Tobacco (0.4%)
Altria Group, Inc.	639,300	55,868,427

Toys (0.2%)
Mattel, Inc. (S)	949,500	23,129,820

Waste Management (0.7%)
Waste Management, Inc.	2,711,300	102,975,174

Total common stocks (cost $11,979,181,240)		$15,140,305,528

CONVERTIBLE BONDS AND NOTES (0.2%)(a) (cost $20,719,000)

	Principal amount	Value

Ford Motor Co. cv. sr. notes 4 1/4s, 2036	$20,719,000	$23,516,065

SHORT-TERM INVESTMENTS (7.2%)(a)
	Principal
	amount/shares	Value

Interest in $183,000,000 joint tri-party repurchase
agreement dated January 31, 2007 with Bank of America
Securities, LLC due February 1, 2007 with respect to
various U.S. Government obligations -- maturity value
of $13,701,998 for an effective yield of 5.25%
(collateralized by Freddie Mac securities with a
coupon rate of 5.00% and a due date of July 1, 2035
valued at $186,660,001)	$13,700,000	$13,700,000
Short-term investments held as collateral for loaned
securities with yields ranging from 5.27% to 5.46% and
due dates ranging from February 1, 2007 to
March 23, 2007 (d)	1,065,326,531	1,063,591,028
Putnam Prime Money Market Fund (e)	18,444,817	18,444,817

Total short-term investments (cost $1,095,735,845)		$1,095,735,845

TOTAL INVESTMENTS

Total investments (cost $13,095,636,085) (b)		$16,259,557,438

NOTES

(a) Percentages indicated are based on net assets of $15,191,926,326.

(b) The aggregate identified cost on a tax basis is $13,247,287,539, resulting in gross unrealized appreciation and depreciation of $3,156,041,079 and $143,771,180, respectively, or net unrealized appreciation of $3,012,269,899.

(NON) Non-income-producing security.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At January 31, 2007, the value of securities loaned amounted to $1,026,767,474. The fund received cash collateral of $1,063,591,028, which is pooled with collateral of other Putnam funds into 36 issues of high-grade, short-term investments.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $638,465 for the period ended January 31, 2007. During the period ended January 31, 2007, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $607,359,481 and $616,004,397, respectively.

(S) Securities on loan, in part or in entirety, at January 31, 2007.

ADR after the name of a foreign holding stands for American Depository Receipts, representing ownership of foreign securities on deposit with a custodian bank.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Effective January 1, 2007, the fund retained State Street Bank and Trust Company ("State Street") as its custodian. Putnam Fiduciary Trust Company, the fund's previous custodian, is managing the transfer of the fund's assets to State Street. This transfer is expected to be completed for all Putnam funds during the first half of 2007, with PFTC remaining as custodian with respect to fund assets until the assets are transferred. Also effective January 1, 2007, the fund's investment manager, Putnam Investment Management, LLC entered into a Master Sub-Accounting Services Agreement with State Street, under which the investment manager has delegated to State Street responsibility for providing certain administrative, pricing, and bookkeeping services for the fund.

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Putnam Fund for Growth and Income

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: March 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter

Principal Executive Officer
Date: March 28, 2007

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: March 28, 2007